FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE: Assets and liabilities measured at fair value on a recurring basis, table (Details) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024
Cash, current	$ 264,778	$ 25,699
Fair Value, Inputs, Level 1
Cash, current	$ 264,778	$ 25,699